Annual Total Returns	0 Months Ended
Oct. 01, 2012
(Columbia Dividend Income Fund - ABCIRTW) | (Columbia Dividend Income Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	(20.52%)
Annual Return 2003	21.10%
Annual Return 2004	14.57%
Annual Return 2005	6.36%
Annual Return 2006	19.77%
Annual Return 2007	6.68%
Annual Return 2008	(27.97%)
Annual Return 2009	18.30%
Annual Return 2010	12.66%
Annual Return 2011	6.77%
(Columbia Dividend Income Fund - Z) | (Columbia Dividend Income Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(20.30%)
Annual Return 2003	21.63%
Annual Return 2004	14.85%
Annual Return 2005	6.62%
Annual Return 2006	20.07%
Annual Return 2007	6.94%
Annual Return 2008	(27.78%)
Annual Return 2009	18.59%
Annual Return 2010	13.02%
Annual Return 2011	6.96%
(Columbia High Yield Municipal Fund - ABC) | (Columbia High Yield Municipal Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	6.31%
Annual Return 2003	6.69%
Annual Return 2004	5.06%
Annual Return 2005	5.31%
Annual Return 2006	6.32%
Annual Return 2007	(1.98%)
Annual Return 2008	(23.04%)
Annual Return 2009	27.52%
Annual Return 2010	5.21%
Annual Return 2011	11.04%
(Columbia High Yield Municipal Fund - Z) | (Columbia High Yield Municipal Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	6.85%
Annual Return 2003	6.93%
Annual Return 2004	5.30%
Annual Return 2005	5.52%
Annual Return 2006	6.53%
Annual Return 2007	(1.79%)
Annual Return 2008	(22.88%)
Annual Return 2009	27.77%
Annual Return 2010	5.42%
Annual Return 2011	11.25%
(Columbia High Yield Opportunity Fund - ABC) | (Columbia High Yield Opportunity Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	(4.27%)
Annual Return 2003	25.67%
Annual Return 2004	11.80%
Annual Return 2005	1.40%
Annual Return 2006	9.95%
Annual Return 2007	0.89%
Annual Return 2008	(26.98%)
Annual Return 2009	44.66%
Annual Return 2010	14.21%
Annual Return 2011	5.84%
(Columbia High Yield Opportunity Fund - Z) | (Columbia High Yield Opportunity Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(4.03%)
Annual Return 2003	25.98%
Annual Return 2004	12.08%
Annual Return 2005	1.66%
Annual Return 2006	10.22%
Annual Return 2007	1.14%
Annual Return 2008	(26.80%)
Annual Return 2009	45.00%
Annual Return 2010	14.49%
Annual Return 2011	6.10%
(Columbia International Bond Fund - ABCIW) | (Columbia International Bond Fund) | Class A Shares
Bar Chart Table:
Annual Return 2009	4.77%
Annual Return 2010	5.73%
Annual Return 2011	3.14%
(Columbia International Bond Fund - Z) | (Columbia International Bond Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2009	5.03%
Annual Return 2010	5.90%
Annual Return 2011	3.49%
(Columbia Strategic Income Fund - ABCR R4 R5 W) | (Columbia Strategic Income Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	7.97%
Annual Return 2003	19.29%
Annual Return 2004	10.04%
Annual Return 2005	1.26%
Annual Return 2006	6.76%
Annual Return 2007	5.67%
Annual Return 2008	(6.46%)
Annual Return 2009	18.67%
Annual Return 2010	9.96%
Annual Return 2011	6.11%
(Columbia Strategic Income Fund - Z) | (Columbia Strategic Income Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	7.88%
Annual Return 2003	19.72%
Annual Return 2004	10.21%
Annual Return 2005	1.52%
Annual Return 2006	7.08%
Annual Return 2007	5.98%
Annual Return 2008	(6.46%)
Annual Return 2009	19.19%
Annual Return 2010	10.17%
Annual Return 2011	6.44%